Schedule of Amounts Receivable (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Amounts Receivable
Accounts receivable	$ 1,147,592	$ 703,140	$ 772,138
GST receivable	56,207
Interest receivable	39,424
Due from related parties	3,856	4,173	1,173
Other	2,153	2,492
Amounts receivable, net	$ 1,249,232	$ 709,805	$ 773,311